Stockholders' Deficit	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Equity [Abstract]
Stockholders' Deficit

NOTE 4 – STOCKHOLDERS’ DEFICIT

The Company issued 500,000 restricted common shares to founder’s, valued at $500 (based on the par value on the date of grant). The issuance was an isolated transaction not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933.

The Company has authorized 1,000,000 shares of par value $0.001 common stock, of which 500,000 shares are outstanding as of December 31, 2019.

NOTE 6 – STOCKHOLDERS’ DEFICIT

The Company issued 500,000 restricted common shares to founder’s, valued at $500 (based on the par value on the date of grant). The issuance was an isolated transaction not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933.

The Company has authorized 1,000,000 shares of par value $0.001 common stock, of which 500,000 shares are outstanding at December 31, 2019.